SCHEDULE OF STOCKHOLDERS EQUITY (Details) - USD ($)		3 Months Ended					12 Months Ended
		Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance			$ (4,521,640)			$ (88,435)	$ (4,521,640)	$ (88,435)
Common shares issued for services		$ 21,960	$ 325,000		$ 23,300	$ 15,000	540,136	36,800
Common shares issued for services, shares		200,000	6,500,000		1,250,000	1,500,000
Conversion to common shares							1,564,251
Balance		$ (16,361,742)		$ (4,521,640)			(16,361,742)	(4,521,640)
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common shares issued for services				$ 1,560,840
Common shares issued for services, shares				100,000,000
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance			$ 29			$ 29	$ 29	$ 29
Balance, shares			164,402,750			34,402,750	164,402,750	34,402,750
Common shares issued for services
Conversion to common shares	[1]
Conversion to common shares, shares							(134,109,750)
Balance		$ 8		$ 29			$ 8	$ 29
Balance, shares		30,081,000		164,402,750			30,081,000	164,402,750
Preferred Stock [Member] | Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance			$ 13,411			$ 3,411	$ 13,411	$ 3,411
Balance, shares			134,109,750			34,109,750	134,109,750	34,109,750
Common shares issued for services								$ 10,000
Common shares issued for services, shares								100,000,000
Conversion to common shares							$ (13,411)
Conversion to common shares, shares							(134,109,750)
Balance				$ 13,411				$ 13,411
Balance, shares				134,109,750				134,109,750
Preferred Stock [Member] | Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance			$ 29			$ 29	$ 29	$ 29
Balance, shares			293,000			293,000	293,000	293,000
Common shares issued for services
Common shares issued for services, shares
Conversion to common shares							$ (21)
Conversion to common shares, shares							(212,000)
Balance		$ 8		$ 29			$ 8	$ 29
Balance, shares		81,000		293,000			81,000	293,000
Preferred Stock [Member] | Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance			$ 3,000				$ 3,000
Balance, shares			30,000,000				30,000,000
Common shares issued for services								$ 3,000
Common shares issued for services, shares								30,000,000
Conversion to common shares
Conversion to common shares, shares
Balance		$ 3,000		$ 3,000			$ 3,000	$ 3,000
Balance, shares		30,000,000		30,000,000			30,000,000	30,000,000
Preferred Stock [Member] | Series A, B and C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance			$ 16,440			$ 3,440	$ 16,440	$ 3,440
Balance, shares			164,402,750			34,402,750	164,402,750	34,402,750
Common shares issued for services								$ 13,000
Common shares issued for services, shares								130,000,000
Conversion to common shares							$ (13,432)
Conversion to common shares, shares							(134,321,750)
Balance		$ 3,008		$ 16,440			$ 3,008	$ 16,440
Balance, shares		30,081,000		164,402,750			30,081,000	164,402,750

[1]	Series A and Series C Preferred Stock amounts reflected in mezzanine equity